LEASE - Build-to-suit leases (Details) - Shanghai 6 Lease And Shanghai 7 Lease, Build-to-suite ¥ in Thousands	1 Months Ended
Oct. 31, 2017 CNY (¥) item
Build-to-suit leases
Number of buildings leased under build-to-suit lease | item	2
Rent paid | ¥	¥ 0
Percentage of total minimum lease payments due on termination of lease	50.00%
Term of capital lease	20 years